UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09453

        Nuveen Michigan Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            7/31

Date of reporting period:         4/30/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Michigan Dividend Advantage Municipal Fund (NZW)
	April 30, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 4.8% (3.2% of Total Investments)
$ 230	Chandler Park Academy, Michigan, Public School Academy Charter School Revenue Bonds, Series	11/15 at 100.00	BBB–	$232,686
	2005, 5.125%, 11/01/35
75	Grand Traverse Academy, Michigan, Public School Academy Revenue Bonds, Series 2007,	11/17 at 100.00	BBB–	75,062
	4.750%, 11/01/32
1,150	Michigan Higher Education Facilities Authority, Limited Obligation Revenue Refunding Bonds,	9/11 at 100.00	Aaa	1,190,446
	Kettering University, Series 2001, 5.000%, 9/01/26 – AMBAC Insured

1,455	Total Education and Civic Organizations			1,498,194

	Health Care – 20.0% (13.2% of Total Investments)
500	Allegan Hospital Finance Authority, Michigan, Revenue Bonds, Allegan General Hospital, Series	11/09 at 101.00	N/R	533,200
	1999, 7.000%, 11/15/21
600	Michigan Hospital Financing Authority, Revenue Bonds, Oakwood Obligated Group, Series 2007A,	7/17 at 100.00	A	614,910
	5.000%, 7/15/37
700	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Sinai Hospital,	7/07 at 101.00	Ba3	706,734
	Series 1995, 6.625%, 1/01/16
	Michigan State Hospital Finance Authority, Revenue Bonds, Chelsea Community Hospital,
	Series 2005:
425	5.000%, 5/15/30	5/15 at 100.00	BBB	433,305
335	5.000%, 5/15/37	5/15 at 100.00	BBB	339,844
200	Michigan State Hospital Finance Authority, Revenue Bonds, Marquette General Hospital, Series	5/15 at 100.00	Baa1	204,312
	2005A, 5.000%, 5/15/26
1,075	Michigan State Hospital Finance Authority, Revenue Bonds, Sparrow Obligated Group, Series	5/15 at 100.00	AAA	1,121,967
	2005, 5.000%, 11/15/36 – MBIA Insured (UB)
400	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation	6/16 at 100.00	BBB–	419,764
	Revenue Bonds, Series 2006, 5.375%, 6/01/26
1,800	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	11/11 at 100.00	AAA	1,876,248
	Hospital, Series 2001M, 5.250%, 11/15/31 – MBIA Insured

6,035	Total Health Care			6,250,284

	Housing/Multifamily – 6.4% (4.2% of Total Investments)
1,700	Michigan Housing Development Authority, GNMA Collateralized Limited Obligation Multifamily	8/12 at 102.00	Aaa	1,777,129
	Housing Revenue Bonds, Cranbrook Apartments, Series 2001A, 5.400%, 2/20/31 (Alternative
	Minimum Tax)
200	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2006D, 5.125%,	7/15 at 100.00	AAA	207,526
	4/01/31 – FSA Insured (Alternative Minimum Tax)

1,900	Total Housing/Multifamily			1,984,655

	Housing/Single Family – 4.1% (2.7% of Total Investments)
1,250	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Series 2001,	1/11 at 100.00	AAA	1,287,788
	5.300%, 12/01/16 – MBIA Insured (Alternative Minimum Tax)

	Industrials – 1.6% (1.0% of Total Investments)
500	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Republic Services Inc., Series	8/31 at 100.00	BBB+	493,060
	2001, 4.250%, 8/01/31 (Mandatory put 4/01/14) (Alternative Minimum Tax)

	Long-Term Care – 1.1% (0.7% of Total Investments)
335	Michigan State Hospital Finance Authority, Revenue Bonds, Presbyterian Villages of Michigan	5/15 at 100.00	N/R	343,941
	Obligated Group, Series 2005, 5.250%, 11/15/25

	Materials – 1.6% (1.1% of Total Investments)
500	Dickinson County Economic Development Corporation, Michigan, Pollution Control Revenue Bonds,	11/14 at 100.00	BBB	513,015
	International Paper Company, Series 2004A, 4.800%, 11/01/18

	Tax Obligation/General – 29.8% (19.6% of Total Investments)
1,500	Huron Valley School District, Oakland and Livingston Counties, Michigan, General Obligation	11/11 at 100.00	AA	1,553,430
	Bonds, Series 2001, 5.000%, 5/01/27
500	Jackson Public Schools, Jackson County, Michigan, General Obligation School Building and Site	5/14 at 100.00	AAA	531,215
	Bonds, Series 2004, 5.000%, 5/01/22 – FSA Insured
300	Kalamazoo Public Schools, Michigan, General Obligation Bonds, Series 2006, 5.000%, 5/01/25 –	5/16 at 100.00	AAA	320,040
	FSA Insured
400	Michigan Municipal Bond Authority, General Obligation Bonds, Detroit City School District,	6/15 at 100.00	AAA	425,996
	Series 2005, 5.000%, 6/01/18 – FSA Insured
1,150	Muskegon County, Michigan, Limited Tax General Obligation Wastewater Management System 2	7/11 at 100.00	AAA	1,189,008
	Revenue Bonds, Series 2002, 5.000%, 7/01/26 – FGIC Insured
300	Oakland Intermediate School District, Oakland County, Michigan, General Obligation Bonds,	5/17 at 100.00	AAA	319,311
	Series 2007, 5.000%, 5/01/36 – FSA Insured
	Washtenaw County, Michigan, Limited Tax General Obligation Bonds, Sylvan Township Water and
	Wastewater System, Series 2001:
500	5.000%, 5/01/19 – MBIA Insured	5/09 at 100.50	AAA	514,125
800	5.000%, 5/01/20 – MBIA Insured	5/09 at 100.50	AAA	822,600
1,650	Wayne County, Michigan, Limited Tax General Obligation Airport Hotel Revenue Bonds, Detroit	12/11 at 101.00	AAA	1,719,647
	Metropolitan Wayne County Airport, Series 2001A, 5.000%, 12/01/30 – MBIA Insured
500	Wayne Westland Community Schools, Michigan, General Obligation Bonds, Series 2004, 5.000%,	11/14 at 100.00	AAA	538,580
	5/01/17 – FSA Insured
1,300	Willow Run Community Schools, Washtenaw County, Michigan, General Obligation Bonds, Series	5/11 at 100.00	AA	1,357,174
	2001, 5.000%, 5/01/21

8,900	Total Tax Obligation/General			9,291,126

	Tax Obligation/Limited – 13.6% (8.9% of Total Investments)
1,100	Grand Rapids Building Authority, Kent County, Michigan, Limited Tax General Obligation Bonds,	10/11 at 100.00	AAA	1,149,643
	Series 2001, 5.125%, 10/01/26 – MBIA Insured
720	Michigan Building Authority, Revenue Bonds, Series 2006IA, 5.000%, 10/15/36 – FGIC Insured	10/16 at 100.00	AAA	764,280
1,205	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2001I,	10/11 at 100.00	AA–	1,256,237
	5.000%, 10/15/24
1,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	AAA	333,320
	0.000%, 7/01/32 – FGIC Insured
615	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E,	No Opt. Call	BBB–	734,249
	6.000%, 8/01/26

4,640	Total Tax Obligation/Limited			4,237,729

	U.S. Guaranteed – 33.4% (22.0% of Total Investments) (4)
1,000	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2002A,	5/13 at 100.00	AAA	1,088,580
	5.375%, 5/01/24 (Pre-refunded 5/01/13) – FGIC Insured
1,000	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site	5/12 at 100.00	AAA	1,082,710
	Improvement Bonds, Series 2001A, 5.500%, 5/01/21 (Pre-refunded 5/01/12) – FSA Insured
720	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2003A, 5.000%,	7/13 at 100.00	Aaa	770,558
	7/01/17 (Pre-refunded 7/01/13) – FSA Insured
	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2001A:
515	5.250%, 7/01/33 (Pre-refunded 7/01/11) – FGIC Insured	7/11 at 100.00	AAA	545,246
485	5.250%, 7/01/33 (Pre-refunded 7/01/11) – FGIC Insured	7/11 at 100.00	AAA	514,255
1,000	Garden City School District, Wayne County, Michigan, General Obligation Refunding Bonds,	5/11 at 100.00	AA (4)	1,048,900
	Series 2001, 5.000%, 5/01/26 (Pre-refunded 5/01/11)
2,200	Huron School District, Wayne and Monroe Counties, Michigan, General Obligation Bonds, Series	5/11 at 100.00	AAA	2,341,416
	2001, 5.375%, 5/01/26 (Pre-refunded 5/01/11) – FSA Insured
1,000	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum Health, Series 2001A,	7/11 at 101.00	AA (4)	1,066,590
	5.250%, 1/15/21 (Pre-refunded 7/15/11)
750	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Sparrow Obligated	11/11 at 101.00	A+ (4)	814,710
	Group, Series 2001, 5.625%, 11/15/31 (Pre-refunded 11/15/11)
500	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	534,300
	5.500%, 10/01/40
85	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E,	No Opt. Call	BBB– (4)	106,810
	6.000%, 8/01/26
500	Warren Building Authority, Michigan, Limited Tax General Obligation Bonds, Series 2001,	11/10 at 100.00	AAA	524,030
	5.150%, 11/01/22 (Pre-refunded 11/01/10) – FGIC Insured
9,755	Total U.S. Guaranteed			10,438,105

	Utilities – 15.5% (10.2% of Total Investments)
1,115	Lansing Board of Water and Light, Michigan, Steam and Electric Utility System Revenue Bonds,	7/13 at 100.00	AAA	1,185,078
	Series 2003A, 5.000%, 7/01/21 – FSA Insured
1,235	Michigan Public Power Agency, Revenue Bonds, Combustion Turbine 1 Project, Series 2001A,	1/12 at 100.00	AAA	1,306,556
	5.250%, 1/01/24 – AMBAC Insured
2,215	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding	9/11 at 100.00	A3	2,336,116
	Bonds, Fixed Rate Conversion, Detroit Edison Company, Series 1999C, 5.650%, 9/01/29
	(Alternative Minimum Tax)

4,565	Total Utilities			4,827,750

	Water and Sewer – 14.9% (9.8% of Total Investments)
1,000	Detroit Water Supply System, Michigan, Water Supply System Revenue Bonds, Series 2006A,	7/16 at 100.00	AAA	1,056,799
	5.000%, 7/01/34 – FSA Insured
1,000	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%,	No Opt. Call	AAA	1,187,099
	7/01/29 – FGIC Insured
280	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2003A, 5.000%,	7/13 at 100.00	AAA	298,707
	7/01/17 – FSA Insured
1,000	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2001A, 5.000%,	7/11 at 100.00	AAA	1,029,670
	7/01/30 – FGIC Insured
1,000	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds, Series 2005,	10/15 at 100.00	AAA	1,079,009
	5.000%, 10/01/19

4,280	Total Water and Sewer			4,651,284

$ 44,115	Total Long-Term Investments (cost $43,634,991) – 146.8%			45,816,931

	Short-Term Investments – 5.1% (3.4% of Total Investments)
1,600	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand	No Opt. Call	AAA	1,600,000
	Obligations, Series 1985, 3.690%, 12/01/15 – MBIA Insured (5)

$ 1,600	Total Short-Term Investments (cost $1,600,000)			1,600,000

	Total Investments (cost $45,234,991) – 151.9%			47,416,931

	Floating Rate Obligations – (2.3)%			(715,000)

	Other Assets Less Liabilities – 1.6%			514,644

	Preferred Shares, at Liquidation Value – (51.2)%			(16,000,000)

	Net Assets Applicable to Common Shares – 100%			$31,216,575

Forward Swaps outstanding at April 30, 2007:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (6)	Date	(Depreciation)

Goldman Sachs	$5,600,000	Receive	3-Month USD-LIBOR	5.682%	Semi-Annually	7/10/07	7/10/12	$(171,225)
Goldman Sachs	1,700,000	Pay	3-Month USD-LIBOR	5.803	Semi-Annually	7/10/07	7/10/37	105,728

$ (65,497)

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard &
Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(6)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140.

At April 30, 2007, the cost of investments was $44,823,416.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2007, were as follows:

Gross unrealized:
Appreciation	$2,206,239
Depreciation	(326,386)

Net unrealized appreciation (depreciation) of investments	$1,879,853

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Michigan Dividend Advantage Municipal Fund

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         June 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         June 29, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        June 29, 2007

* Print the name and title of each signing officer under his or her signature.